Annual Fund Operating Expenses - Service Shares - Janus Henderson Mid Cap Value Portfolio - Service Shares	Apr. 30, 2021
Operating Expenses:
Management Fees	0.62%	[1]
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.06%
Fee Waiver	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.05%	[2]

[1]	This fee may adjust up or down monthly based on the Portfolio’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Portfolio’s Prospectus.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any performance adjustments to management fees, fees payable pursuant to a Rule12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs and expenses payable pursuant to the Transfer Agency Agreement), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.77% for at least a one-year period commencing on April 30, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio’s Board of Trustees.